Defined benefit scheme (Schedule of Present Value of Defined Benefit Obligation in Current Period) (Details) - Defined Benefit Obligation [Member] ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation | ₪		₪ 5,527	₪ 4,316
Current service cost | ₪		585	557
Interest cost | ₪		98	146
Actuarial gains arising from changes in demographic assumptions | ₪			(9)
Actuarial losses arising from experience adjustments | ₪		122	105
Actuarial losses/(gains) arising from changes in financial assumptions | ₪		15	574
Benefits paid | ₪		(337)	(162)
Closing defined benefit obligation | ₪		₪ 6,010	₪ 5,527
US Dollars [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit obligation | $	$ 1,719
Current service cost | $	182
Interest cost | $	30
Actuarial gains arising from changes in demographic assumptions | $
Actuarial losses arising from experience adjustments | $	38
Actuarial losses/(gains) arising from changes in financial assumptions | $	5
Benefits paid | $	(105)
Closing defined benefit obligation | $	$ 1,869